Other Financial Statement Details - Other Income (Expense), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Interest income	$ 168	$ 85	$ 59
Interest expense	(77)	(7)	(3)
Other	91	(5)	(11)
Other income (expense), net	$ 182	$ 73	$ 45